Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 1,263,223	$ 181,943	¥ 1,292,104	¥ 946,261
Non PRC	(14,371)	(2,070)	(15,913)	(4,800)
Income before income taxes	¥ 1,248,852	$ 179,873	¥ 1,276,191	¥ 941,461